Convertible Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Notes [Abstract]
Schedule of Convertible Notes at Fair Value	Convertible Notes at fair value consisted of the following:
	September 30, 2024	December 31, 2023
2022 Convertible Promissory Notes	$9,356,815	$18,801,206
2023 Convertible Promissory Notes	9,125,538	17,482,685
Whiskey Special Ops 2023 Notes	14,283,752	1,452,562
Total Convertible Notes Payable	$32,766,105	$37,736,453
Less: Convertible Notes Payable, Current	(18,482,353)	(36,283,891)
Convertible Notes Payable, net of Current Portion	$14,283,752	$1,452,562
Convertible Notes at fair value consisted of the following:
	December 31, 2023	December 31, 2022
2022 Convertible Promissory Notes	$18,801,206	$8,041,000
2023 Convertible Promissory Notes	17,482,685	—
Whiskey Special Ops 2023 Notes	1,452,562	—
Total Convertible Notes Payable	$37,736,453	$8,041,000
Less: Convertible Notes Payable, Current	(36,283,891)	—
Convertible Notes Payable, net of Current Portion	$1,452,562	$8,041,000